Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance – August 31, 2023 at Aug. 31, 2021	$ 226,590	$ 120	$ 11,009,517	$ (6,578,978)	$ (7,473)	$ 4,649,776
Shares, Issued at Aug. 31, 2021	226,589,735	120,000
Stock Issued During Period, Shares, Issued for Services	45,000,000
Net loss				(2,210,923)		(2,210,923)
Series C Preferred Shares issued		$ 758	586,148			586,906
[custom:SeriesCPreferredSharesIssuedShares]		757,965
Issuance of restricted common shares to officer for service	$ 45,000		576,000		(202,484)	418,516
Balance – February 29, 2024 at Aug. 31, 2022	$ 384,512	$ 456	12,636,838	(8,789,901)	(209,957)	4,021,948
Shares, Issued at Aug. 31, 2022	384,512,583	455,850
Preferred shares series C converted into common shares	$ 296,393	$ (177)	(296,216)
Stock Issued During Period, Shares, Conversion of Convertible Securities	296,392,233	(177,150)
Dividend in connection with Preferred shares series C			10,629			10,629
Stock Issued During Period, Shares, Other
Common shares issued to officers for services					158,371	158,371
Stock Issued During Period, Shares, Issued for Services
Net loss				(2,278,329)		(2,278,329)
Issuance of common shares	$ 200,000		(53,525)			146,475
Stock Issued During Period, Shares, New Issues	200,000,000
Series C Preferred Shares issued		$ 90	68,910			69,000
[custom:SeriesCPreferredSharesIssuedShares]		90,275
Imputed Interest
Balance – February 29, 2024 at Feb. 28, 2023	$ 880,905	$ 369	12,366,636	(11,068,230)	(51,586)	2,128,094
Shares, Issued at Feb. 28, 2023	880,904,816	368,975
Balance – August 31, 2023 at Aug. 31, 2022	$ 384,512	$ 456	12,636,838	(8,789,901)	(209,957)	4,021,948
Shares, Issued at Aug. 31, 2022	384,512,583	455,850
Stock Issued During Period, Shares, Conversion of Convertible Securities	700,770,802
Dividend in connection with Preferred shares series C		$ (1)	1
Stock Issued During Period, Shares, Other		(1,436)
Stock Issued During Period, Shares, Issued for Services
Net loss				(3,598,097)		(3,598,097)
Issuance of common shares	$ 200,000		(53,525)			146,475
Stock Issued During Period, Shares, New Issues	200,000,000
Series C Preferred Shares issued		$ 90	68,910			69,000
[custom:SeriesCPreferredSharesIssuedShares]		90,275
Imputed Interest			10,318			10,318
[custom:ReceivableWithInputedInterestShares]
Issuance of restricted common shares to officer for service					209,957	209,957
Balance – February 29, 2024 at Aug. 31, 2023	$ 1,285,283	$ 295	11,993,408	(12,387,998)		890,988
Shares, Issued at Aug. 31, 2023	1,285,283,385	294,421
Balance – August 31, 2023 at Aug. 31, 2022	$ 384,512	$ 456	12,636,838	(8,789,901)	(209,957)	4,021,948
Shares, Issued at Aug. 31, 2022	384,512,583	455,850
Stock Issued During Period, Shares, Conversion of Convertible Securities	75,037,786
Balance – February 29, 2024 at Nov. 30, 2023	$ 2,566,965	$ 120	10,770,780	(12,344,398)		993,467
Shares, Issued at Nov. 30, 2023	2,566,965,321	120,000
Balance – August 31, 2023 at Nov. 30, 2022	$ 659,550	$ 450	12,583,045	(9,999,691)	(127,157)	3,116,197
Shares, Issued at Nov. 30, 2022	659,550,369	450,050
Preferred shares series C converted into common shares	$ 221,355	$ (81)	(221,274)
Stock Issued During Period, Shares, Conversion of Convertible Securities	221,354,447	(81,075)
Dividend in connection with Preferred shares series C			4,865			4,865
Stock Issued During Period, Shares, Other
Common shares issued to officers for services					75,571	75,571
Stock Issued During Period, Shares, Issued for Services
Net loss				(1,068,539)		(1,068,539)
Balance – February 29, 2024 at Feb. 28, 2023	$ 880,905	$ 369	12,366,636	(11,068,230)	(51,586)	2,128,094
Shares, Issued at Feb. 28, 2023	880,904,816	368,975
Balance – August 31, 2023 at Aug. 31, 2023	$ 1,285,283	$ 295	11,993,408	(12,387,998)		890,988
Shares, Issued at Aug. 31, 2023	1,285,283,385	294,421
Preferred shares series C converted into common shares	$ 1,056,682	$ (175)	(1,056,507)
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,056,681,936	(174,421)
Stock Issued During Period, Shares, Issued for Services	225,000,000
Net loss				(451,319)		(451,319)
Preferred shares series B cancellation		$ (20)	20
[custom:StockCancelledDuringPeriodSharesSeriesBPreferred]		(20,000)
Common shares cancellation	$ (235,000)		235,000
[custom:StockCancelledDuringPeriodSharesCommonShares]	(235,000,000)
Imputed Interest			20,783			20,783
[custom:ReceivableWithInputedInterestShares]
Issuance of restricted common shares to officer for service	$ 225,000		(180,000)			45,000
Balance – February 29, 2024 at Feb. 29, 2024	$ 2,331,965	$ 100	11,012,704	(12,839,317)		505,452
Shares, Issued at Feb. 29, 2024	2,331,965,321	100,000
Balance – August 31, 2023 at Nov. 30, 2023	$ 2,566,965	$ 120	10,770,780	(12,344,398)		993,467
Shares, Issued at Nov. 30, 2023	2,566,965,321	120,000
Net loss				(494,919)		(494,919)
Preferred shares series B cancellation		$ (20)	20
[custom:StockCancelledDuringPeriodSharesSeriesBPreferred]		(20,000)
Common shares cancellation	$ (235,000)		235,000
[custom:StockCancelledDuringPeriodSharesCommonShares]	(235,000,000)
Imputed Interest			6,904			6,904
[custom:ReceivableWithInputedInterestShares]
Balance – February 29, 2024 at Feb. 29, 2024	$ 2,331,965	$ 100	$ 11,012,704	$ (12,839,317)		$ 505,452
Shares, Issued at Feb. 29, 2024	2,331,965,321	100,000